Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Expected Credit Losses [Line Items]
Beginning balance	$ 1,003,514	$ 2,391,641
Cumulative-effect adjustment of adoption of CECL		(1,271,219)
Addition/(Reversal)	191,562	(157,175)
Exchange difference	(11,778)	40,267
Ending balance	$ 1,183,298	$ 1,003,514